GOING CONCERN	6 Months Ended
Jun. 30, 2026
Going concern [Abstract]
GOING CONCERN	GOING CONCERN
2.1Management’s Statement
The Company’s interim financial statements has been prepared on a going concern basis, which assumes that the Company will continue to operate in the ordinary course of business and will be able to fulfill its obligations as they fall due.
Management has assessed the Company’s ability to continue as a going concern considering a minimum horizon of 12 months from the date of authorization for issue of this interim financial statements, including subsequent events occurring up to date.

In performing this assessment, the following factors were considered:
•The business plan presented to the U.S. Bankruptcy Court in connection with the Chapter 11 proceedings;
•The implementation of financial reorganization measures; and
•Updated cash flow and liquidity projections.
Based on these analyses, despite the negative net working capital, Management concluded that there are no material uncertainties that may cast significant doubt on the Company’s ability to continue as a going concern in the foreseeable future, and that the use of the going concern assumption is appropriate.

2.1.1Seasonality
The Company’s operating revenues substantially depend on the general volume of passenger and cargo traffic, which is subject to seasonal changes. Our passenger revenues are generally higher during the summer and winter holidays. Considering the distribution of fixed costs, this seasonality tends to cause variations in the operating results between periods of the fiscal year.

2.2Main events during the period

2.2.1Completion of the Reorganization Process
On February 20, 2026, the Company formally completed its emergence from the voluntary financial reorganization process under Chapter 11 of the U.S. Bankruptcy Code upon fulfilling all conditions precedent set forth in the Plan confirmed by the court. In light of the effectiveness of such emergence (the “Plan Effective Date”), all binding effects of the Plan became legally and accounting effective.
The Plan implementation resulted in a significant transformation of the Company’s capital structure. share capital reached R$21,757 as of the emergence date, reflecting the conversion of debt into equity, the raising of new funds, and other transactions foreseen in the Plan.
The main financial effects arising from such process completion were:
•Reduction in indebtedness through the conversion into equity, as disclosed in Note 18 and 20;
•Reduction of aircraft lease obligations and accounts payables as disclosed in Note 18 and 21; and
•Increase in liquidity through the raising of US$1.4 billion through a private placement of senior debt notes (Exit Notes), as disclosed in Note 18.

2.2.2Macroeconomic and Geopolitical Conditions

Recent global developments related to the conflict in the Strait of Hormuz have contributed to a sharp increase in Brent crude oil prices, directly affecting fuel costs incurred by airlines. Management has been closely monitoring this geopolitical scenario, which continues to drive volatility in the international oil market and to significantly pressure operating costs across the sector. In response, measures have been adopted to preserve operational efficiency, including temporary adjustments to the route network, resources optimization and the pursuit of additional financing sources to help mitigate the related financial impacts.

2.2.3Reverse Stock Split

On April 20, 2026, the reverse stock split became effective at a ratio of 150,000 to 1, as approved at the Extraordinary General Meeting, and the shares began to be traded under ticker symbol AZUL3.

2.2.4Changes in Management
On April 6, 2026, the Company announced that Mr. Alexandre Wagner Malfitani submitted his resignation from the positions of Chief Financial Officer (CFO) and Investor Relations Officer (IRO), effective as of April 20, 2026. On the same date, the Company announced the appointment of Mr. Antônio Carlos Garcia to the positions of CFO and IRO, effective as of April 20, 2026.

2.2.5Recognition of deferred tax assets
Following the completion of the reorganization process under Chapter 11, Management concluded that there is convincing evidence that sufficient future taxable income will be available to allow the full utilization of tax loss carryforwards, and recognized deferred tax assets in the amount of R$7,515,404. Deferred tax assets were initially recognized as deferred tax income in the statement of operation for the period and continues to be monitored continuously by Management.

2.3Net working capital and capital structure
As of June 30, 2026, the Company’s net working capital and equity position are as follows:

Description	June 30, 2026 (Unaudited)	December 31, 2025	Variation
Net working capital	(8,599,395)	(23,169,625)	14,570,230
Equity	(5,154,864)	(29,038,062)	23,883,198
The changes in net working capital and equity balances mainly derived from the reduction of the loans and financing balance with the conversion of debt into equity, and the capital increases made during the first quarter. Additionally, equity was positively impacted by the recognition of deferred tax assets and, in the second quarter, was affected by the result for the period.